Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term investments
Schedule of short-term investments

	As of December 31
	2021	2022
	RMB	RMB

Time deposits stated at amortized cost	13,154,020	16,965,708
Structured notes under fair value option	4,622	—
Other debt investments under fair value option	—	563,799
Other debt investments stated at amortized cost	185,112	18,711
Total	13,343,754	17,548,218